Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator
Net loss	$ (51,080)	$ (74,815)
Net loss attributable to ordinary shareholders—basic and diluted	$ (51,080)	$ (74,815)
Denominator
Weighted average ordinary shares outstanding-basic	53,587,167	35,668,423
Weighted average ordinary shares outstanding-diluted	53,587,167	35,668,423
Net loss per share attributable to ordinary shareholders-basic	$ (0.95)	$ (2.10)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.95)	$ (2.10)